Revenue	6 Months Ended
Jun. 30, 2023
Revenue
Revenue

Note 2 – Revenue

The table below summarizes Genmab’s revenue by type and collaboration partner, and royalties by product, under Genmab’s agreements.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
(DKK million)
Revenue by type:
Royalties	3,507	2,891	5,935	4,727
Reimbursement revenue	228	152	483	287
Milestone revenue	351	65	455	176
Collaboration revenue	73	54	140	91
Net product sales	39	—	39	-
Total	4,198	3,162	7,052	5,281

Revenue by collaboration partner:
Janssen	3,003	2,598	5,103	4,206
Roche	170	191	336	390
Novartis	337	176	606	305
BioNTech	216	112	446	231
Seagen	85	85	174	138
AbbVie	348	—	348	—
Other	—	—	—	11
Total*	4,159	3,162	7,013	5,281

Royalties by product:
DARZALEX	2,952	2,523	4,904	4,024
Kesimpta	334	167	600	296
TEPEZZA	170	191	336	390
Other	51	10	95	17
Total	3,507	2,891	5,935	4,727

* Excludes Genmab’s Net product sales

In September 2020, Genmab commenced binding arbitration of two matters arising under its license agreement with Janssen relating to daratumumab. In April 2022, the arbitral tribunal issued an award in the binding arbitration of the two matters in favor of Janssen. Genmab did not seek a review of the award, and the award is now final.

Net Product Sales

Following the approval of EPKINLY on May 19, 2023, Genmab recognized net product sales of DKK 39 million through June 30, 2023. As EPKINLY is Genmab’s first commercialized product for which Genmab is recording net product sales, there were no net product sales recognized during the first six months of 2022. Cost of product sales related to EPKINLY were not material through June 30, 2023.

Deferred Revenue

As part of the continued evaluation of deferred revenue related to the AbbVie Agreement, during the first half of 2023, Genmab’s classification of deferred revenue reflects the current estimate of co-development activities as of June 30, 2023. These co-development activities are related to a performance obligation in connection with the product concepts under a research option agreement.

Refer to Note 2.1 in the Annual Report for further details regarding revenue.